CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONDENSED BALANCE SHEETS

PARENT COMPANY CONDENSED BALANCE SHEETS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of September 30,
	2020	2021
	RMB	RMB	USD
Assets
Cash and cash equivalents	6,015	1,355	209
Other receivables, deposits and other assets	—	—	—
Amounts due from subsidiaries and consolidated VIEs	1,385,814	1,465,312	227,413
Total assets	1,391,829	1,466,667	227,622
Liabilities
Short-term borrowings	221,328	210,776	32,712
Accrued expenses and other current liabilities	13,126	-	-
Contingent liabilities for payable for asset acquisition	—	164,254	25,492
Convertible notes	206,251	313,870	48,712
Deficit of investments in subsidiaries and consolidated VIEs	2,955,202	3,272,273	507,849
Total liabilities	3,395,907	3,961,173	614,765

Shareholders’ deficit:
Ordinary shares	92	110	17
Treasury stock	(298,110)	(5)	(1)
Additional paid-in capital	2,085,099	1,845,295	286,385
Accumulated deficits	(3,809,516)	(4,378,690)	(679,562)
Accumulated other comprehensive(loss) income	18,357	38,784	6,018
Total shareholders’ deficit	(2,004,078)	(2,494,506)	(387,143)
Total liabilities and shareholders’ deficit	1,391,829	1,466,667	227,622

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Renminbi in thousands, unless otherwise stated)

	For the Years Ended September 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Selling, general and administrative expenses	(15,888)	(37,557)	(27,302)	(4,237)
Interest income (expenses)	1,761	(42,507)	(61,265)	(9,508)
Debt extinguishment loss	—	—	(41,961)	(6,512)
Fair value change of contingent earn-out liabilities	42,404	97,417	—	—
Income (loss) before equity in losses of subsidiaries and consolidated VIEs and VIE’s subsidiaries	28,277	17,353	(130,528)	(20,257)
Equity in losses of subsidiaries and consolidated VIE and VIE’s subsidiaries	(526,614)	(1,550,994)	(438,674)	(68,082)
Net loss	(498,337)	(1,533,641)	(569,202)	(88,339)
Foreign currency translation adjustments	(7,621)	24,265	20,427	3,170
Deemed dividend	(307,389)	—	—	—
Comprehensive loss	(813,347)	(1,509,376)	(548,775)	(85,169)

CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

(Renminbi in thousands, unless otherwise stated)

	For the Years Ended September 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Net cash used in operating activities	(20,149)	(17,452)	(30,664)	(4,759)
Net cash used in investing activities	(460,663)	(407,297)	(87,232)	(13,538)
Net cash provided by financing activities	530,002	329,839	113,236	17,574
Effect of exchange rate changes	2,087	(232)	—	47
Net increase (decrease) in cash and cash equivalents	51,277	(95,142)	(4,660)	(676)
Cash and cash equivalents and restricted cash at the beginning of the year	49,880	101,157	6,015	886
Cash and cash equivalents and restricted cash at the end of the year	101,157	6,015	1,355	210